Financial risk management - Summary of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt beginning	¥ (14,171)	¥ 1,244
Cash flows	6,898	1,541
Lease liabilities	(3,871)	(16,956)
Net debt ending	(11,144)	(14,171)
Cash and cash equivalents [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt beginning	3,665	2,124
Cash flows	4,824	1,541
Net debt ending	8,489	3,665
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt beginning	(17,836)	(880)
Cash flows	2,074
Lease liabilities	(3,871)	(16,956)
Net debt ending	¥ (19,633)	¥ (17,836)